Financial Instruments and Related Risk Management (Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	$ 9,118	$ 9,467
Short-term debt	1,534	1,815
Lease liabilities, including current portion	1,594
Bonds Issued Undiscounted Cash Flows	15,757
Carrying Amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Payables and accrued charges	8,662
Carrying amount of liability	21,502
Short-term debt	1,534
Long-term debt, including current portion	9,918	9,425
Lease liabilities, including current portion	1,355
Derivatives	33
Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	27,580
Long-term debt, including current portion	9,725	$ 9,214
Lease liabilities, including current portion	1,594
Bank Borrowings Undiscounted Cash Flows	1,534
Payables and accrued charges, contractual cash flows	8,662
Derivatives	33
Bonds Issued Undiscounted Cash Flows	15,757
Not later than one year [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	406
Bank Borrowings Undiscounted Cash Flows	1,534
Payables and accrued charges, contractual cash flows	8,662
Bonds Issued Undiscounted Cash Flows	1,508
Not later than one year [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	12,143
Lease liabilities, including current portion	406
Derivatives	33
Later than one year and not later than three years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	503
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	1,863
Later than one year and not later than three years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	2,366
Lease liabilities, including current portion	503
Derivatives	0
Later than three years and not later than five years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	237
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	2,193
Later than three years and not later than five years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	2,430
Lease liabilities, including current portion	237
Derivatives	0
Over 5 years [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Lease liabilities, including current portion	448
Bank Borrowings Undiscounted Cash Flows	0
Payables and accrued charges, contractual cash flows	0
Bonds Issued Undiscounted Cash Flows	10,193
Over 5 years [Member] | Gross Carrying amount [Member]
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Carrying amount of liability	10,641
Lease liabilities, including current portion	448
Derivatives	$ 0